Revenue - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue
Total revenue	$ 12,805	$ 10,700
MARIADB CORPORATION AB [Member]
Revenue
Total revenue			$ 43,685	$ 36,028
EMEA
Revenue
Total revenue	4,649	3,953
EMEA | MARIADB CORPORATION AB [Member]
Revenue
Total revenue			16,092	14,250
Americas
Revenue
Total revenue	5,963	5,095
Americas | MARIADB CORPORATION AB [Member]
Revenue
Total revenue			20,933	15,842
APAC
Revenue
Total revenue	$ 2,193	$ 1,652
APAC | MARIADB CORPORATION AB [Member]
Revenue
Total revenue			$ 6,660	$ 5,936